Research and development expenses - Breakdown of Research and Development Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (14,681,935)	€ (13,721,637)	€ (28,426,366)	€ (27,236,126)
Personnel expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(4,544,244)	(3,061,036)	(8,761,944)	(5,590,207)
Clinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(7,629,432)	(7,175,545)	(12,497,879)	(13,741,610)
Nonclinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(1,667,811)	(1,016,793)	(4,419,009)	(1,832,918)
Manufacturing costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(736,427)	(2,419,143)	(2,643,513)	(5,883,668)
Intellectual Property costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (104,021)	€ (49,120)	€ (104,021)	€ (187,723)